Interest Rate Swaps (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Derivatives, Fair Value [Line Items]
Total, Notional Amount	459,994
Total, Fair Value	(1,363)
Notional Amount	459,994
Total designated as hedges, Fair Value	(1,363)
Interest Rate Swap 1
Derivatives, Fair Value [Line Items]
Date Opened	Mar. 31, 2012
Effective Date	Mar. 31, 2012
Maturity	Mar. 31, 2016
We Pay	0.6325%
We Receive	1-Month LIBOR
Interest Rate Swap 2
Derivatives, Fair Value [Line Items]
Date Opened	May 30, 2012
Effective Date	May 30, 2012
Maturity	May 31, 2016
We Pay	0.607%
We Receive	1-Month LIBOR
Interest Rate Swap 3
Derivatives, Fair Value [Line Items]
Date Opened	Sep. 30, 2012
Effective Date	Sep. 30, 2012
Maturity	Aug. 31, 2017
We Pay	0.5188%
We Receive	1-Month LIBOR
Interest Rate Swaps 1
Derivatives, Fair Value [Line Items]
Notional Amount	172,670
Total designated as hedges, Fair Value	(904)
Interest Rate Swaps 2
Derivatives, Fair Value [Line Items]
Notional Amount	52,460
Total designated as hedges, Fair Value	(214)
Interest Rate Swaps 3
Derivatives, Fair Value [Line Items]
Notional Amount	234,864
Total designated as hedges, Fair Value	(245)